DISCONTINUED OPERATION (Details)	6 Months Ended
Jun. 30, 2024 shares
Class A ordinary shares | Learningon
DISCONTINUED OPERATION
Number of shares held	2,193,220
Class A ordinary shares | Ms. Han Lijuan
DISCONTINUED OPERATION
Number of shares held	151,445
Class B ordinary shares | Learningon
DISCONTINUED OPERATION
Number of shares held	7,206,059